Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001554625
Registrant Name	Priority Income Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES